Debt - Amounts of Debt Outstanding (Details) - USD ($)	Jun. 30, 2016	Apr. 28, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt outstanding	$ 3,540,200,000		$ 3,592,300,000
Less current portion of long-term external debt	(105,100,000)		(105,300,000)
Long-term external debt	3,435,100,000		3,487,000,000
Due to related parties	178,400,000		306,000,000
Less current portion of related party debt	(36,300,000)		(145,800,000)
Long-term related party debt	142,100,000		160,200,000
Total external and related party debt	3,718,600,000		3,898,300,000
US $420 Credit Facility
Debt Instrument [Line Items]
Debt, face amount	420,000,000	$ 420,000,000	420,000,000
Rig Financing Agreements
Debt Instrument [Line Items]
Due to related parties	178,400,000		196,500,000
US$440 facility
Debt Instrument [Line Items]
Due to related parties	129,000,000		139,000,000
Debt, face amount	440,000,000		440,000,000
US$109.5 vendor financing facility
Debt Instrument [Line Items]
Due to related parties	0		109,500,000
Debt, face amount	109,500,000.0		109,500,000.0
Credit Facilities | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Debt outstanding	2,880,900,000		2,894,700,000
Credit Facilities | US $1,450 Credit Facility
Debt Instrument [Line Items]
Debt outstanding	362,300,000		382,600,000
Debt, face amount	1,450,000,000		1,450,000,000
Credit Facilities | US $420 Credit Facility
Debt Instrument [Line Items]
Debt outstanding	297,000,000		315,000,000
Credit Facilities | US$1,200 facility
Debt Instrument [Line Items]
Due to related parties	$ 49,400,000		$ 57,500,000